Average Annual Total Returns - FidelityStrategicRealReturnFund-AMCIZPRO - FidelityStrategicRealReturnFund-AMCIZPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2024
Fidelity Advisor Strategic Real Return Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.15%
Past 5 years	4.94%
Past 10 years	2.50%
Fidelity Advisor Strategic Real Return Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.80%)
Past 5 years	3.16%
Past 10 years	0.94%
Fidelity Advisor Strategic Real Return Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.14%
Past 5 years	3.08%
Past 10 years	1.23%
Fidelity Advisor Strategic Real Return Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	2.60%
Past 5 years	5.03%
Past 10 years	2.29%
Fidelity Advisor Strategic Real Return Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	0.16%
Past 5 years	4.93%
Past 10 years	2.49%
Fidelity Advisor Strategic Real Return Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	4.58%
Past 5 years	6.08%
Past 10 years	3.19%
Fidelity Advisor Strategic Real Return Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	4.55%
Past 5 years	6.15%
Since Inception	4.73%	[1]
LB124
Average Annual Return:
Past 1 year	3.90%
Past 5 years	3.15%
Past 10 years	2.42%
F0665
Average Annual Return:
Past 1 year	5.54%
Past 5 years	6.19%
Past 10 years	3.30%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]	A From October 2, 2018 .